(22) Subsequent Events	9 Months Ended
Jun. 30, 2013
Notes
(22) Subsequent Events

(22)         SUBSEQUENT EVENTS

The Company evaluated subsequent events through the date the accompanying consolidated financial statements were issued.  Subsequent to June 30, 2013, the following events occurred:

1)	799 shares of common stock were issued for the 3rd fiscal quarter Series D Preferred stock dividends, valued at $9,325.
2)

Warrants to purchase 14,286 shares of common stock for two years with an exercise price of $14.70 per share, valued on July 1, 2013 the date of the grant, were issued to board members and valued at $82,715.  These warrants are fully vested at date of issuance.

3)	680 shares of common stock were issued to a board member for payment of services rendered from March 2013 through June 30, 2013, valued at $10,000.
4)	The Company entered into a related-party service agreement to provide a backup and disaster recovery system and other services (see Note 15).
5)

The Company entered into an acknowledgement and agreement with Sapinda Asia whereby the Company agreed to waive the penalties and any other “out of pocket” expenses owed by Sapinda Asia under the Loan and Sapinda Asia acknowledges that it is not owed an origination fee. Both Parties have also agreed to accelerate the conversion of the loan to reduce the accumulation of interest debt under the Loan. Sapinda Asia commits and is bound to convert all principal and accrued interest under the Loan into common stock of the Company no later than 15 calendar days following the effective date of a registration statement with the Securities and Exchange Commission to register such shares, which the Company has agreed to file in a timely manner.